Notes receivable (Details) $ / shares in Units, $ in Thousands	Jul. 15, 2022 CAD ($) store	Jul. 15, 2021 CAD ($) $ / shares	Nov. 18, 2020 CAD ($)	Oct. 31, 2022 CAD ($)	May 31, 2022 location	Oct. 31, 2021 CAD ($)
Disclosure of financial assets [line items]
Total						$ 2,997
Less current portion						(277)
Long-term						2,720
Ontario Winner Lottery, Retail Stores
Disclosure of financial assets [line items]
Number of locations, loan balances settled | location					3
Halo Kushbar Retail Inc.
Disclosure of financial assets [line items]
Number of operating cannabis retail stores owned | store	3
Term Loans receivable
Disclosure of financial assets [line items]
Total						233
Interest Rate				6.95%
Term Loans receivable | Minimum
Disclosure of financial assets [line items]
Monthly principal and interest amount				$ 6
Term Loans receivable | Maximum
Disclosure of financial assets [line items]
Monthly principal and interest amount				$ 8
Loans receivable
Disclosure of financial assets [line items]
Total						1,242
Loans receivable | Meta Growth Corp.
Disclosure of financial assets [line items]
Interest Rate			3.00%
Loan and receivables term			5 years
Acquired loan receivable			$ 1,064
Halo - Note receivable
Disclosure of financial assets [line items]
Total						1,522
Promissory note receivable | Kushbar Assets Disposed
Disclosure of financial assets [line items]
Interest Rate		6.00%
Loan and receivables term		2 years
Acquired loan receivable		$ 1,800
Share price | $ / shares		$ 0.16
Fair value of notes receivable						$ 1,522
Discount rate on notes receivable						15.00%
Promissory note receivable | Halo Kushbar Retail Inc.
Disclosure of financial assets [line items]
Total	$ 800,000
Loss on revaluation	$ 656